PREPAID EXPENSES (Details) - USD ($)	Jun. 27, 2020	Jun. 29, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Prepaid Expenses	$ 3,962,686	$ 9,471,692
Prepaid Rent	0	2,077,771
Prepaid Insurance	700,078	2,348,441
Total Prepaid Expenses	$ 4,662,764	$ 13,897,904